Statements of Operations (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Income Statement [Abstract]
Revenues, net				$ 10,000
Cost of revenues
Gross profit				10,000
Expenses:
General and administrative	58,271	55,368	98,418	61,533
Consulting fees	100,500	9,000	316,000	27,000
Accounting fees	3,500	1,000	10,500	5,500
Legal fees	37,750	25,486	85,038	84,621
Total expenses	200,021	90,854	509,956	178,654
(Loss) from operations	(200,021)	(90,854)	(509,956)	(168,654)
Other income (expense)
Interest expense	(113,498)	(1,514)	(274,274)	(1,514)
Loss on extinguishment of debt			(22,624)
Loss on change in derivative liability	(955,247)		(955,247)
Total other income (expense)	(1,068,745)	(1,514)	(1,252,145)	(1,514)
Provision for income taxes
Net (loss)	$ (1,268,766)	$ (92,368)	$ (1,762,101)	$ (170,168)
(Loss) per common share, basic and diluted	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00
Weighted average number of common shares outstanding, basic and diluted	251,151,268	227,634,615	241,962,131	206,340,659